Schedule of Investments ─ NYLIM MacKay Muni Insured ETF (formerly, NYLI MacKay Muni Insured ETF)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds — 95.8%

Alabama — 1.5%
Alabama State University, Revenue Bonds
Insured: AG
5.500%, due 9/1/45	$2,000,000	$2,163,753
5.750%, due 9/1/50	2,250,000	2,434,851
State of Alabama Docks Department, Revenue Bonds
Series A Insured: AG
5.000%, due 10/1/27	2,200,000	2,240,590
		6,839,194
Alaska — 1.9%
Alaska Railroad Corp., Revenue Bonds
Insured: AG
6.000%, due 10/1/50	2,750,000	2,973,280
Municipality of Anchorage AK, Revenue Bonds
Series A Insured: AG
5.000%, due 2/1/61	2,250,000	2,211,585
5.750%, due 2/1/51	3,250,000	3,491,407
		8,676,272
California — 8.7%
Buellton Union School District, General Obligation Bonds
Insured: AG
4.080%, due 2/1/34(a)	1,305,000	963,758
California Community Choice Financing Authority, Revenue Bonds
Series 2
3.895%, (SOFR + 1.45%), due 4/1/56(b)	2,000,000	1,985,373
Series G
5.000%, due 11/1/55(b)(c)	2,500,000	2,548,854
City of San Mateo CA, Special Tax
Insured: BAM
5.250%, due 9/1/37	4,460,000	4,878,605
Fontana Unified School District, General Obligation Bonds
Insured: AG
2.375%, due 8/1/44	2,500,000	1,747,339
Foothill-De Anza Community College District, General Obligation Bonds
Series 99 Insured: NATL-IBC FGIC
2.750%, due 8/1/29(a)	1,050,000	967,280
Los Angeles Department of Water & Power, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/37	3,000,000	3,286,745
5.000%, due 7/1/55	5,250,000	5,324,639
Series E
5.000%, due 7/1/48	1,575,000	1,607,170
Los Angeles Department of Water & Power Water System Revenue, Revenue Bonds
Series C Insured: BAM
5.000%, due 7/1/42	2,500,000	2,653,206
McKinleyville Community Service District, Certificates of Participation
Series B Insured: BAM
2.250%, due 9/15/41	500,000	350,466
	Principal Amount	Value
Municipal Bonds (continued)

California (continued)
Oak Grove School District, General Obligation Bonds
Series 2 Insured: BAM
4.640%, due 6/1/46(a)	$4,000,000	$1,610,105
Oroville Union High School District, General Obligation Bonds
Series 08 Insured: AG
3.020%, due 8/1/29(a)	1,230,000	1,124,105
River Islands Public Financing Authority, Special Tax
Series 1 Insured: AG
5.250%, due 9/1/52	735,000	766,416
Riverside County Transportation Commission, Revenue Bonds
Insured: BAM
3.000%, due 6/1/49	2,592,000	2,018,370
Sacramento City Unified School District, General Obligation Bonds
Series C Insured: AG
5.500%, due 8/1/54	2,500,000	2,618,718
Southern California Public Power Authority, Revenue Bonds
Series 1 Insured: BAM
5.250%, due 7/1/50	3,875,000	4,092,553
Twin Rivers Unified School District, General Obligation Bonds
Insured: AG
4.740%, due 8/1/41(a)	2,000,000	990,455
Washington Unified School District/Yolo County CA, General Obligation Bonds
Series A Insured: NATL
3.216%, due 8/1/26(a)	1,100,000	1,100,000
		40,634,157
Colorado — 3.7%
Arista Metropolitan District, General Obligation Bonds
Series A Insured: BAM
5.000%, due 12/1/48	2,650,000	2,695,657
Castle Oaks Metropolitan District No 3, General Obligation Bonds
Insured: AG
4.000%, due 12/1/45	2,050,000	1,885,427
City of Fort Morgan CO Wastewater Revenue, Revenue Bonds
Insured: BAM
5.250%, due 12/1/56	1,250,000	1,307,244
Colorado Educational & Cultural Facilities Authority, Revenue Bonds
Insured: BAM-TCRS MORAL OBLIG
4.000%, due 9/1/46	2,385,000	2,110,314
Grand River Hospital District, General Obligation Bonds
Insured: AG
6.000%, due 12/1/38	1,600,000	1,847,316
6.000%, due 12/1/40	1,430,000	1,630,447
6.000%, due 12/1/42	1,800,000	2,041,842
6.000%, due 12/1/44	1,125,000	1,268,222
6.000%, due 12/1/45	1,175,000	1,320,340

Schedule of Investments ─ NYLIM MacKay Muni Insured ETF (formerly, NYLI MacKay Muni Insured ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Colorado (continued)
Trails at Crowfoot Metropolitan District No 3, General Obligation Bonds
Series A Insured: AG
5.000%, due 12/1/39	$1,000,000	$1,051,634
		17,158,443
Connecticut — 0.7%
Aquarion Water Authority, Revenue Bonds
Series E Insured: BAM
5.300%, due 8/1/52(a)	2,550,000	653,763
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series A Insured: AG
5.500%, due 7/1/51	2,440,000	2,620,278
		3,274,041
District of Columbia — 0.2%
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds
Insured: BAM
4.830%, due 10/1/37(a)	1,500,000	880,556

Florida — 6.0%
Collier County Industrial Development Authority, Revenue Bonds
Series A Insured: AG
5.250%, due 10/1/52	4,750,000	4,852,458
County of Miami-Dade Seaport Department, Revenue Bonds
Series 1 Insured: AG
4.000%, due 10/1/41	1,425,000	1,332,136
County of Osceola FL Transportation Revenue, Revenue Bonds
Series A-2 Insured: AG-CR
4.780%, due 10/1/40(a)	1,250,000	639,758
Series AG Insured: AG-CR
4.950%, due 10/1/41(a)	1,015,000	483,367
County of Pasco FL, Revenue Bonds
Insured: AG
5.000%, due 9/1/48	4,675,000	4,735,810
Series A Insured: AG
5.250%, due 9/1/28	1,000,000	1,044,444
County of Pasco FL Solid Waste Disposal & Resource Recovery System Revenue, Revenue Bonds
Series B
5.500%, due 10/1/56	4,135,000	4,218,566
Halifax Hospital Medical Center, Revenue Bonds
Series AG Insured: AG-CR
3.750%, due 6/1/41	3,605,000	3,220,488
4.000%, due 6/1/46	1,665,000	1,462,391
Putnam County School District, General Obligation Bonds
Insured: BAM
5.000%, due 7/1/47	4,005,000	4,135,691
Tolomato Community Development District, Special Assessment
Series A1 Insured: AG
3.750%, due 5/1/40	2,260,000	2,035,773
		28,160,882
	Principal Amount	Value
Municipal Bonds (continued)

Georgia — 0.5%
Savannah Georgia Convention Center Authority, Revenue Bonds
Series C Insured: AG
5.500%, due 6/1/50	$2,400,000	$2,515,702

Idaho — 0.2%
Idaho Housing & Finance Association, Revenue Bonds
Insured: SCH BD GTY
5.250%, due 5/1/42	800,000	810,008

Illinois — 17.5%
Chicago Board of Education, General Obligation Bonds
Series 1 Insured: NATL
3.610%, due 12/1/27(a)	1,500,000	1,429,895
Series AG Insured: AG-ICC FGIC
5.500%, due 12/1/26	555,000	559,228
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
5.250%, due 4/1/35	1,750,000	1,875,091
Insured: BAM
5.750%, due 4/1/48	750,000	789,011
Chicago Midway International Airport, Revenue Bonds
Series A Insured: BAM
5.750%, due 1/1/42	2,000,000	2,151,390
Chicago O'Hare International Airport, Revenue Bonds
Insured: BAM
5.250%, due 1/1/42	1,470,000	1,544,772
Series A Insured: AG
5.500%, due 1/1/53	4,500,000	4,605,425
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds
Series A Insured: BAM
4.000%, due 12/1/50	4,700,000	4,166,461
City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds
Series A Insured: AG
5.250%, due 1/1/48	2,000,000	2,072,285
City of Chicago IL Waterworks Revenue, Revenue Bonds
Series A Insured: AG
5.500%, due 11/1/62	1,420,000	1,467,844
Series A Insured: BAM
5.250%, due 11/1/61	5,000,000	5,171,400
City of Joliet IL, General Obligation Bonds
Insured: BAM
5.500%, due 12/15/44	3,750,000	3,978,796
City of Springfield IL Electric Revenue, Revenue Bonds
Insured: BAM
3.000%, due 3/1/37	2,000,000	1,830,471
Cook County High School District No 205 Thornton Township, General Obligation Bonds
Insured: BAM
5.000%, due 12/1/43	5,450,000	5,695,042

Schedule of Investments ─ NYLIM MacKay Muni Insured ETF (formerly, NYLI MacKay Muni Insured ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Grand Prairie Water Commission, Revenue Bonds
Insured: BAM
5.250%, due 1/1/55	$1,315,000	$1,347,606
La Salle County Community Unit School District No 2 Serena, General Obligation Bonds
Insured: BAM
5.500%, due 12/1/38	1,825,000	1,961,020
5.500%, due 10/1/42	1,260,000	1,337,917
Madison County Community Unit School District No 7 Edwardsville, General Obligation Bonds
Insured: AG
5.000%, due 12/1/39	4,060,000	4,343,638
Metropolitan Pier & Exposition Authority, Revenue Bonds
Series AG Insured: AG-CR
4.000%, due 6/15/50	1,735,000	1,502,804
Northern Illinois University, Revenue Bonds
Insured: BAM
4.000%, due 10/1/40	400,000	377,774
4.000%, due 10/1/41	400,000	374,803
Sales Tax Securitization Corp., Revenue Bonds
Insured: BAM
4.000%, due 1/1/48	1,060,000	935,802
Series A Insured: BAM
5.000%, due 1/1/37	1,200,000	1,250,973
Series C Insured: BAM
5.250%, due 1/1/48	2,500,000	2,544,532
Sangamon & Christian Counties Community Unit School District No 3A Rochester, General Obligation Bonds
Insured: BAM
5.500%, due 2/1/47	1,590,000	1,662,609
Sangamon County School District No 186 Springfield, General Obligation Bonds
Insured: BAM
5.500%, due 6/1/50	5,130,000	5,406,414
Series D Insured: BAM
5.500%, due 6/1/66	4,400,000	4,594,660
Southwestern Illinois Development Authority, Revenue Bonds
Insured: BAM
5.000%, due 12/1/32	600,000	652,024
5.000%, due 12/1/36	800,000	867,274
5.000%, due 12/1/39	650,000	682,868
5.500%, due 12/1/40	2,700,000	2,895,150
6.000%, due 12/1/45	500,000	562,255
6.000%, due 12/1/46	500,000	558,190
Series B Insured: BAM
5.500%, due 4/1/50	4,000,000	4,155,982
St Clair County Community Unit School District No 187 Cahokia, General Obligation Bonds
Series A Insured: AG
5.000%, due 1/1/49	1,185,000	1,192,294
State of Illinois, General Obligation Bonds
5.750%, due 5/1/45	1,000,000	1,046,803
	Principal Amount	Value
Municipal Bonds (continued)

Illinois (continued)
Will County School District No 114 Manhattan, General Obligation Bonds
Insured: BAM
5.500%, due 1/1/45	$3,765,000	$4,010,709
		81,601,212
Indiana — 2.2%
City of Carmel IN Waterworks Revenue, Revenue Bonds
Series C Insured: BAM
5.250%, due 5/1/51	1,500,000	1,541,414
Indiana Housing & Community Development Authority, Revenue Bonds
Series 1 Insured: GNMA/FNMA/FHLMC
4.700%, due 7/1/49	1,635,000	1,590,908
Indiana Municipal Power Agency, Revenue Bonds
Series A Insured: AG
5.000%, due 1/1/43	3,810,000	4,036,597
Tri-Creek 2002 High School Building Corp., Revenue Bonds
Insured: ST INTERCEPT
5.500%, due 7/15/43	3,000,000	3,241,453
		10,410,372
Iowa — 1.5%
Cedar Rapids Community School District Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: BAM
5.250%, due 1/1/51	4,250,000	4,404,479
City of West Des Moines IA, General Obligation Bonds
Series B
2.000%, due 6/1/39	1,235,000	891,366
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, Revenue Bonds
Insured: AG
4.000%, due 7/1/41	1,600,000	1,545,833
West Delaware County Community School District Sales & Services Tax Revenue, Revenue Bonds
Insured: BAM
4.125%, due 6/1/41	325,000	320,728
		7,162,406
Kentucky — 1.4%
Kentucky Bond Development Corp., Revenue Bonds
Series A Insured: AG
5.000%, due 7/1/46	3,000,000	3,068,469
Kentucky Municipal Energy Agency, Revenue Bonds
Insured: AG
5.000%, due 1/1/55	2,000,000	2,024,352
Northern Kentucky University, Revenue Bonds
Series A Insured: AG ST INTERCEPT
3.000%, due 9/1/37	1,805,000	1,546,838
		6,639,659

Schedule of Investments ─ NYLIM MacKay Muni Insured ETF (formerly, NYLI MacKay Muni Insured ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Louisiana — 1.4%
City of Lafayette LA Utilities Revenue, Revenue Bonds
Insured: BAM
5.000%, due 11/1/43	$1,500,000	$1,569,954
City of Shreveport LA, General Obligation Bonds
Insured: AG
5.000%, due 3/1/49	1,500,000	1,515,657
New Orleans Aviation Board, Revenue Bonds
Series AG Insured: AG-CR
5.250%, due 1/1/44	3,500,000	3,639,600
		6,725,211
Maine — 0.3%
Maine Health & Higher Educational Facilities Authority, Revenue Bonds
Series C Insured: AG ST AID WITHHLDG
5.500%, due 7/1/40	1,180,000	1,267,646

Massachusetts — 1.7%
City of Worcester MA, General Obligation Bonds
Insured: AG
2.000%, due 2/15/34	1,000,000	865,131
Massachusetts Development Finance Agency, Revenue Bonds
Series C Insured: AG
3.000%, due 10/1/45	1,945,000	1,445,575
Series N Insured: AG
5.500%, due 7/1/55	3,460,000	3,655,639
Massachusetts Housing Finance Agency, Revenue Bonds
Series 1
3.100%, due 12/1/44	2,200,000	1,779,011
		7,745,356
Michigan — 1.6%
Wayne County Airport Authority, Revenue Bonds
Series B Insured: AG
5.500%, due 12/1/48	7,000,000	7,315,337

Missouri — 1.0%
City of St Louis MO Airport Revenue, Revenue Bonds
Series A Insured: AG
5.250%, due 7/1/54	2,425,000	2,500,313
Hickman Mills C-1 School District, General Obligation Bonds
C-1 Insured: BAM
5.750%, due 3/1/41	1,960,000	2,084,257
		4,584,570
Nebraska — 0.3%
Omaha Airport Authority, Revenue Bonds
Insured: AG
5.250%, due 12/15/54	1,250,000	1,276,789

	Principal Amount	Value
Municipal Bonds (continued)

Nevada — 0.3%
Clark County School District, General Obligation Bonds
Series C
2.000%, due 6/15/28	$1,425,000	$1,390,999

New Jersey — 0.8%
Jersey City Municipal Utilities Authority, Revenue Bonds
Series E Insured: BAM MUN GOVT GTD
5.750%, due 10/15/51	1,000,000	1,096,597
5.750%, due 10/15/55	1,665,000	1,811,890
Newark Parking Authority (The), Revenue Bonds
Insured: AG
5.500%, due 2/1/51	1,000,000	1,014,753
		3,923,240
New York — 4.8%
City of Long Beach NY, General Obligation Bonds
Series B Insured: BAM
5.250%, due 7/15/42	1,800,000	1,870,129
New York City Industrial Development Agency, Revenue Bonds
Insured: AG
3.000%, due 3/1/49	1,265,000	916,161
New York Power Authority, Revenue Bonds
Series A Insured: AG
5.250%, due 11/15/39	1,000,000	1,105,321
5.250%, due 11/15/41	1,000,000	1,100,815
New York State Dormitory Authority, Revenue Bonds
Insured: AG
5.250%, due 10/1/42	1,650,000	1,768,556
New York Transportation Development Corp., Revenue Bonds
Insured: AG
5.000%, due 6/30/49	3,450,000	3,436,002
5.500%, due 6/30/44	2,500,000	2,601,714
6.000%, due 6/30/50	2,210,000	2,374,000
6.000%, due 6/30/55	3,515,000	3,748,714
Series A
5.250%, due 1/1/50	2,500,000	2,493,914
Westchester County Local Development Corp., Revenue Bonds
Insured: AG
5.750%, due 11/1/49	850,000	903,057
		22,318,383
North Carolina — 1.3%
Greater Asheville Regional Airport Authority, Revenue Bonds
Insured: AG
5.250%, due 7/1/53	1,675,000	1,702,884
Series A Insured: AG
5.250%, due 7/1/41	3,250,000	3,404,759
North Carolina Turnpike Authority, Revenue Bonds
Series B Insured: AG
5.160%, due 1/1/53(a)	4,000,000	1,042,032
		6,149,675

Schedule of Investments ─ NYLIM MacKay Muni Insured ETF (formerly, NYLI MacKay Muni Insured ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

North Dakota — 0.6%
City of Grand Forks ND, Revenue Bonds
Series A Insured: AG
5.000%, due 12/1/53	$1,000,000	$1,001,729
State Board of Higher Education of the State of North Dakota, Revenue Bonds
Insured: AG
5.250%, due 5/1/54	1,500,000	1,536,026
		2,537,755
Ohio — 2.0%
City of Toledo OH, General Obligation Bonds
Insured: AG
5.500%, due 12/1/42	3,000,000	3,214,554
County of Cuyahoga OH, Revenue Bonds
5.000%, due 2/15/28	500,000	502,957
County of Fayette OH, Revenue Bonds
Insured: AG
5.250%, due 12/1/45	2,000,000	2,114,475
Green Local School District/Summit County, Certificates of Participation
Insured: AG
5.500%, due 11/1/47	3,000,000	3,103,649
State of Ohio, Revenue Bonds
Insured: AG
5.000%, due 12/31/26	510,000	510,786
		9,446,421
Oregon — 0.7%
Medford Hospital Facilities Authority, Revenue Bonds
Series A Insured: AG
2.500%, due 8/15/35	2,500,000	2,129,439
Umatilla County School District No 6R Umatilla, General Obligation Bonds
Series B Insured: SCH BD GTY
4.770%, due 6/15/43(a)	2,800,000	1,263,389
		3,392,828
Pennsylvania — 6.3%
Allegheny County Airport Authority, Revenue Bonds
Series A Insured: AG
5.500%, due 1/1/50	4,540,000	4,741,182
Allentown City School District, General Obligation Bonds
Series B Insured: BAM
5.000%, due 6/1/36	750,000	751,003
City of Philadelphia PA Airport Revenue, Revenue Bonds
Insured: AG
4.000%, due 7/1/46	3,500,000	3,138,344
City of Philadelphia PA Water & Wastewater Revenue, Revenue Bonds
Series C Insured: AG
5.000%, due 9/1/44	1,250,000	1,325,649
County of Lehigh PA, Revenue Bonds
Series AG Insured: AG-CR
4.000%, due 7/1/49	1,500,000	1,335,842
	Principal Amount	Value
Municipal Bonds (continued)

Pennsylvania (continued)
Montgomery County Higher Education and Health Authority, Revenue Bonds
Series AG Insured: AG-CR
4.000%, due 9/1/44	$1,040,000	$954,015
Pennsylvania Economic Development Financing Authority, Revenue Bonds
Insured: AG
5.500%, due 6/30/42	3,625,000	3,851,558
5.750%, due 12/31/62	4,250,000	4,418,784
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds
Series A Insured: AG
3.271%, (3 Month SOFR + 0.60%), due 7/1/27(b)	30,000	29,723
Philadelphia Gas Works Co., Revenue Bonds
Series A Insured: AG
5.250%, due 8/1/54	2,000,000	2,073,750
Pittsburgh Water & Sewer Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 9/1/37	1,350,000	1,453,031
5.000%, due 9/1/38	1,420,000	1,522,074
Tulpehocken Area School District, General Obligation Bonds
Insured: BAM
5.250%, due 10/1/49	3,755,000	3,856,042
		29,450,997
Puerto Rico — 0.1%
Puerto Rico Electric Power Authority, Revenue Bonds
Series UU Insured: AG
3.196%, (3 Month SOFR + 0.52%), due 7/1/29(b)	225,000	222,037

Rhode Island — 0.9%
Providence Public Building Authority, Revenue Bonds
Series A Insured: AG
5.250%, due 9/15/41	2,000,000	2,119,810
Rhode Island Turnpike & Bridge Authority, Revenue Bonds
Series A Insured: AG
5.000%, due 10/1/36	1,000,000	1,107,876
5.000%, due 10/1/39	1,025,000	1,099,212
		4,326,898
South Carolina — 1.2%
Inman Campobello Water District, Revenue Bonds
Insured: BAM
5.000%, due 6/1/48	2,845,000	2,935,701
South Carolina Public Service Authority, Revenue Bonds
Series E Insured: AG
5.250%, due 12/1/37	2,000,000	2,175,259
5.750%, due 12/1/52	600,000	636,245
		5,747,205

Schedule of Investments ─ NYLIM MacKay Muni Insured ETF (formerly, NYLI MacKay Muni Insured ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

South Dakota — 1.7%
Baltic School District No 49-1, General Obligation Bonds
Series 1 Insured: AG
5.500%, due 12/1/51	$3,080,000	$3,221,236
City of Brandon SD Water Utility Revenue, Revenue Bonds
Insured: BAM
4.250%, due 8/1/42	1,470,000	1,448,154
5.500%, due 8/1/47	2,915,000	3,093,080
		7,762,470
Texas — 13.9%
Arlington Higher Education Finance Corp., Revenue Bonds
Insured: PSF-GTD
5.000%, due 8/15/42	3,190,000	3,341,495
Cinco Southwest Municipal Utility District No 1, General Obligation Bonds
Insured: BAM
3.000%, due 12/1/36	650,000	573,045
City of Aubrey TX, Special Assessment
Insured: BAM
5.000%, due 9/1/40	1,000,000	1,041,300
City of Houston TX Hotel Occupancy Tax & Special Revenue, Revenue Bonds
Series D Insured: AG
5.250%, due 9/1/51	2,250,000	2,319,375
5.500%, due 9/1/58	4,000,000	4,190,495
Comal County Water Control & Improvement District No 6, General Obligation Bonds
Insured: AG
4.000%, due 9/1/46	1,880,000	1,700,169
4.000%, due 9/1/47	1,980,000	1,768,278
Denton Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.000%, due 8/15/39	3,000,000	2,194,754
2.000%, due 8/15/40	3,000,000	2,122,486
Forney Independent School District, General Obligation Bonds
Series A Insured: BAM
4.600%, due 8/15/43(a)	1,660,000	764,468
Fort Bend County Municipal Utility District No 134B, General Obligation Bonds
Series B Insured: BAM
3.000%, due 9/1/40	540,000	429,211
3.000%, due 9/1/42	540,000	413,004
Fort Bend County Municipal Utility District No 182, General Obligation Bonds
Insured: AG
2.500%, due 9/1/36	625,000	501,532
Georgetown Independent School District, General Obligation Bonds
Insured: PSF-GTD
2.500%, due 8/15/35	2,220,000	1,942,689
3.000%, due 8/15/41	2,670,000	2,213,099
	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Guadalupe-Blanco River Authority, Revenue Bonds
Insured: BAM
6.000%, due 8/15/42	$1,975,000	$2,152,218
Harris County Municipal Utility District No 171, General Obligation Bonds
Insured: AG
4.125%, due 12/1/52	1,500,000	1,309,791
Harris County Municipal Utility District No 390, General Obligation Bonds
Insured: BAM
2.125%, due 4/1/37	565,000	442,326
Harris County Municipal Utility District No 423, General Obligation Bonds
Series A Insured: BAM
5.000%, due 4/1/44	1,800,000	1,805,467
Harris County Municipal Utility District No 457, General Obligation Bonds
Insured: AG
4.125%, due 3/1/47	1,670,000	1,517,549
Harris County Municipal Utility District No 489, General Obligation Bonds
Insured: BAM
2.500%, due 9/1/40	575,000	433,547
Harris County Municipal Utility District No 490, General Obligation Bonds
Insured: AG
5.000%, due 9/1/46	855,000	862,878
Kaufman County Municipal Utility District No 3, General Obligation Bonds
Insured: AG
5.125%, due 3/1/46	1,415,000	1,426,199
Lazy Nine Municipal Utility District No 1B, General Obligation Bonds
Insured: BAM
4.125%, due 3/1/39	605,000	601,151
Series 1B Insured: AG
3.000%, due 9/1/39	980,000	807,164
Leander Municipal Utility District No 1, General Obligation Bonds
Insured: AG
6.375%, due 8/15/30	1,455,000	1,543,301
Love Field Airport Modernization Corp., Revenue Bonds
Insured: AG
4.000%, due 11/1/35	3,195,000	3,137,516
Lower Colorado River Authority, Revenue Bonds
Insured: AG
5.250%, due 5/15/53	2,085,000	2,149,162
Montgomery County Municipal Utility District No 99, General Obligation Bonds
Insured: AG
6.750%, due 9/1/29	1,260,000	1,331,165
Morningstar Ranch Municipal Utility District No 1 of Parker County, General Obligation Bonds
Insured: BAM
3.000%, due 9/1/43	545,000	404,791

Schedule of Investments ─ NYLIM MacKay Muni Insured ETF (formerly, NYLI MacKay Muni Insured ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Texas (continued)
Mount Houston Road Municipal Utility District, General Obligation Bonds
Insured: AG
3.000%, due 3/1/40	$540,000	$429,200
3.000%, due 3/1/41	560,000	433,777
Parkway Utility District, General Obligation Bonds
Insured: AG
2.625%, due 3/1/40	1,650,000	1,259,794
2.750%, due 3/1/41	2,075,000	1,569,385
2.750%, due 3/1/42	2,120,000	1,573,441
Sienna Municipal Utility District No 5, General Obligation Bonds
Insured: BAM
2.375%, due 11/1/43	650,000	438,938
Sonterra Municipal Utility District, General Obligation Bonds
Insured: AG
2.625%, due 8/15/40	1,055,000	805,911
Texas Municipal Power Agency, Revenue Bonds
Insured: AG
3.000%, due 9/1/35	1,345,000	1,218,372
Texas State Technical College, Revenue Bonds
Insured: AG
5.250%, due 8/1/36	1,015,000	1,108,672
5.500%, due 8/1/42	4,000,000	4,335,107
Viridian Municipal Management District, General Obligation Bonds
Insured: BAM
3.000%, due 12/1/39	895,000	723,624
Waller Consolidated Independent School District, General Obligation Bonds
Insured: BAM
4.000%, due 2/15/53	4,925,000	4,213,765
Williamson County Municipal Utility District No 25, General Obligation Bonds
Insured: AG
4.500%, due 8/15/44	1,190,000	1,151,719
		64,701,330
Utah — 0.7%
City of Salt Lake City UT Airport Revenue, Revenue Bonds
Series AG Insured: AG-CR
4.000%, due 7/1/51	2,385,000	2,084,687
Heber Light & Power Co., Revenue Bonds
Insured: BAM
5.000%, due 12/15/47	1,000,000	1,021,162
		3,105,849
Virginia — 1.8%
City of Suffolk VA, General Obligation Bonds
Series A Insured: ST AID WITHHLDG
1.875%, due 2/1/38	1,330,000	996,049
	Principal Amount	Value
Municipal Bonds (continued)

Virginia (continued)
Isle Wight County Industrial Development Authority, Revenue Bonds
Insured: AG
5.250%, due 7/1/53	$3,800,000	$3,863,486
Norfolk Airport Authority, Revenue Bonds
Series B Insured: BAM
5.500%, due 7/1/56	3,300,000	3,425,568
		8,285,103
Washington — 2.4%
State of Washington, General Obligation Bonds
Series F Insured: NATL
2.910%, due 12/1/26(a)	3,000,000	2,970,965
Washington Health Care Facilities Authority, Revenue Bonds
Series C Insured: AG
5.000%, due 8/15/55(b)(c)	3,000,000	3,207,148
Washington State Housing Finance Commission, Revenue Bonds
Series A Insured: BAM
5.000%, due 7/1/45	3,500,000	3,550,480
5.250%, due 7/1/55	1,640,000	1,652,454
		11,381,047
West Virginia — 1.0%
County of Ohio WV Special District Excise Tax Revenue, Revenue Bonds
Series A Insured: AG
5.500%, due 6/1/54	2,250,000	2,355,258
West Virginia Hospital Finance Authority, Revenue Bonds
Series B Insured: AG
5.375%, due 9/1/53	2,255,000	2,330,517
		4,685,775
Wisconsin — 2.6%
City of Shawano WI Electric System Revenue, Revenue Bonds
Insured: AG
4.500%, due 5/1/48	750,000	727,766
4.550%, due 5/1/43	1,015,000	1,019,777
5.000%, due 5/1/31	1,410,000	1,487,801
Monroe School District, General Obligation Bonds
Insured: AG
4.000%, due 3/1/43	2,000,000	1,908,448
Public Finance Authority
Series 1
5.400%, due 6/20/44	2,498,935	2,572,029
Viroqua Area School District, General Obligation Bonds
Insured: AG
4.000%, due 3/1/41	1,455,000	1,410,934
Wisconsin Center District, Revenue Bonds
Series A Insured: BAM
4.400%, due 12/15/37(a)	1,150,000	700,680
Series C Insured: AG
4.950%, due 12/15/45(a)	5,265,000	2,043,076
		11,870,511

Schedule of Investments ─ NYLIM MacKay Muni Insured ETF (formerly, NYLI MacKay Muni Insured ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Wyoming — 0.4%
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board, Revenue Bonds
Series AG Insured: AG-CR
5.000%, due 6/15/28	$1,790,000	$1,857,192

Total Municipal Bonds
(Cost $447,561,683)		446,233,528

	Shares	Value
Short-Term Investment — 2.8%

Money Market Fund — 2.8%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(d)
(Cost $13,081,103)	13,081,103	13,081,103

Total Investments — 98.6% (Cost $460,642,786)		459,314,631
Other Assets and Liabilities, Net — 1.4%		6,632,270
Net Assets — 100.0%		$465,946,901

(a)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(b)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2026.
(c)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(d)	Reflects the 1-day yield at July 31, 2026.

Abbreviations
AG	- Assured Guaranty Ltd.
BAM	- Build America Mutual Assurance Co.
CR	- Custodial Receipts
FGIC	- Financial Guaranty Insurance Co.
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GTD	- Guaranteed
IBC	- Insured Bond Certificate
ICC	- Insured Custody Certificate
MUN GOVT GTD	- Municipal Government Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed
SCH BD GTY	- School Bond Guaranty Program
SOFR	- Secured Overnight Financing Rate
ST AID WITHHLDG	- State Aid Withholding
ST INTERCEPT	- State Tax Intercept
TCRS	- Transferable Custodial Receipts

Schedule of Investments ─ NYLIM MacKay Muni Insured ETF (formerly, NYLI MacKay Muni Insured ETF) (continued)

July 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Municipal Bonds	$—	$446,233,528	$—	$446,233,528
Short-Term Investment:
Money Market Fund	13,081,103	—	—	13,081,103
Total Investments in Securities	$13,081,103	$446,233,528	$—	$459,314,631

(e)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.